AllianceBernstein International Growth Portfolio
AllianceBernstein International Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	AllianceBernstein International Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	AllianceBernstein International Growth Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses:	0.04%
Total Annual Portfolio Operating Expenses	0.04%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AllianceBernstein International Growth Portfolio
After 1 Year	4
After 3 Years	13
After 5 Years	23
After 10 Years	51

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Portfolio invests primarily in an international portfolio of companies selected by the Adviser whose growth potential appears likely to outpace market expectations. The Adviser's growth analysts use proprietary research to seek to identify companies that grow while creating a significant amount of "economic value". These companies typically exhibit solid, durable growth; strong, sustainable competitive advantages; high return on invested capital (ROIC) and robust free cash flow.

The investment team allocates the Portfolio's investments among market sectors based on the fundamental research conducted by the Adviser's large research staff, assessing current and forecasted investment opportunities and conditions, as well as diversification and risk considerations.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Portfolio's investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Portfolio may also invest in synthetic foreign equity securities, which are types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Portfolio's portfolio will tend to emphasize investments in larger capitalization companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS

o Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio's growth approach, may underperform the market generally.

o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

o Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.

o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

o Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

o how the Portfolio's performance changed from year to year over the life of the Portfolio; and

o how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.Through September 30, 2011, the year-to-date unannualized return for the Portfolio's shares was -22.21%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best quarter was up 19.18%, 3rd quarter, 2010; and Worst quarter was down -26.73%, 3rd quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2010)
Average Annual Total Returns -		1 Year	5 Years	Since Inception		Inception Date
AllianceBernstein International Growth Portfolio		6.63%	0.38%	3.21%	[1]	May 20, 2005
AllianceBernstein International Growth Portfolio ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)	[2]	11.15%	4.82%	7.60%	[1]	May 20, 2005
AllianceBernstein International Growth Portfolio ACWI ex U.S. Growth Index (Net) (reflects no deduction for fees, expenses or taxes)	[2]	14.45%	5.25%	8.00%	[1]	May 20, 2005
AllianceBernstein International Growth Portfolio MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	[2]	7.75%	2.46%	5.04%	[1]	May 20, 2005
AllianceBernstein International Growth Portfolio MSCI EAFE Growth Index (Net) (reflects no deduction for fees, expenses or taxes)	[2]	12.25%	3.46%	5.92%	[1]	May 20, 2005
[1]	Inception date is 5/20/05.
[2]	The Portfolio's broad-based index used for comparison purposes has changed from the MSCI EAFE Index (Net) to ACWI ex U.S. Index because the new index more closely resembles its investments.